Risk information - Key figures for liquidity risk (Details)	Dec. 31, 2023	Dec. 31, 2022
Risk information
LCR under EU Commission's delegated act	494.00%	311.00%
NSFR	131.00%	119.00%
Liquidity risk
Risk information
LCR under EU Commission's delegated act	494.00%	311.00%
NSFR	131.00%	119.00%